CONSOLIDATED BALANCE SHEETS (Parenthetical) - € / shares	Dec. 31, 2018	Dec. 31, 2017
Priority share
Preferred share, par value (in euros per share)	€ 1	€ 1
Preferred share, share authorized	1	1
Preferred share, share issued	1	1
Preferred share, share outstanding	1	1
Preference shares
Preferred share, par value (in euros per share)	€ 0.01	€ 0.01
Preferred share, share authorized	1,000,000,001	1,000,000,001
Preferred share, share issued	0	0
Preferred share, share outstanding	0	0
Class A
Ordinary shares, par value (in euros per share)	€ 0.01	€ 0.01
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	292,437,655	289,364,467
Ordinary shares, shares outstanding	286,848,365	285,612,556
Treasury shares	5,589,290	3,751,911
Class B
Ordinary shares, par value (in euros per share)	€ 0.10	€ 0.10
Ordinary shares, shares authorized	46,997,887	46,997,887
Ordinary shares, shares issued	37,878,658	40,692,286
Ordinary shares, shares outstanding	37,878,658	40,692,286
Class C
Ordinary shares, par value (in euros per share)	€ 0.09	€ 0.09
Ordinary shares, shares authorized	46,997,887	46,997,887
Ordinary shares, shares issued	0	4,166,448
Ordinary shares, shares outstanding	0	0